Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis) (Detail) - JPY (¥)
	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 9,805,000,000	¥ 22,428,000,000
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 4,494,000,000	¥ 6,630
Valuation Technique(s)	Direct capitalization	Direct capitalization
Significant Unobservable Inputs	Capitalization rate	Capitalization rate
Real Estate Collateral Dependent Loans | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Appraisals	Appraisals
Real Estate Collateral Dependent Loans | Minimum | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	5.60%	5.80%
Real Estate Collateral Dependent Loans | Maximum | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	6.60%	8.20%
Real Estate Collateral Dependent Loans | Weighted Average | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		6.30%
Investment in operating leases and property under facility operations | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 2,345,000,000
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Range Discount Rate		7.30%
Investment in operating leases and property under facility operations | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,750,000,000	¥ 10,556,000,000
Valuation Technique(s)	Appraisals	Appraisals
Investment in operating leases and property under facility operations | Weighted Average | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		7.30%
Investment in operating leases and property under facility operations | Weighted Average | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate	6.10%
Certain Investment in Affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Range Discount Rate		14.00%
Certain Investment in Affiliates | Appraisals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,561,000,000	¥ 2,563,000,000
Valuation Technique(s)	Appraisals	Appraisals
Certain Investment in Affiliates | Business enterprise value multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 334,000,000
Valuation Technique(s)		Business enterprise value multiples
Certain Investment in Affiliates | Weighted Average | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Range Discount Rate		14.00%